Risk Management - Capital Requirements and Capital Management (Details) $ in Thousands, $ in Millions	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CLP ($)	Dec. 31, 2016 CLP ($)	Dec. 31, 2015 CLP ($)	Dec. 31, 2014 CLP ($)
Capital Requirements and Capital Management
Cash and due from banks	$ 1,718,137	$ 1,057,393	$ 1,408,167
Transactions in the course of collection	415,917	255,968	206,972
Financial assets held-for-trading	2,500,005	1,538,578	1,379,958
Cash collateral on securities borrowed and reverse repurchase agreements	148,906	91,641	55,703
Derivative instruments	2,027,755	1,247,941	939,649
Loans and advances to banks	1,234,943	760,021	1,173,187
Loans to customers, net	40,550,009	24,955,692	24,843,655	$ 24,022,983
Financial assets available-for-sale	2,480,079	1,526,315	374,470
Investments in other companies	58,124	35,771	30,314	25,849	$ 23,043
Intangible assets	117,731	72,455	65,036	64,700
Property and equipment	351,395	216,259	219,082
Investment properties	23,246	14,306	14,674	15,042	$ 15,936
Current tax assets	37,423	23,032	6,657
Deferred tax assets	262,036	161,265	176,923
Other assets	982,728	604,800	462,857
TOTAL ASSETS	$ 52,908,434	32,561,437	31,357,304	$ 31,057,596
Contingent loans		3,972,260	4,154,890
Tier 1 Capital		$ 3,105,714	$ 2,887,410
Tier 1 Capital (as a percent)	8.39%	8.39%	8.09%
Tier 2 Equity		$ 3,934,727	$ 3,729,427
Tier 2 Equity (as a percent)	14.54	14.54	13.89
Risk weighted assets according to SBIF instructions
Capital Requirements and Capital Management
Cash and due from banks		$ 5,699	$ 21,940
Transactions in the course of collection		95,210	53,126
Financial assets held-for-trading		148,641	211,762
Cash collateral on securities borrowed and reverse repurchase agreements		91,641	55,703
Derivative instruments		927,837	703,211
Loans and advances to banks		312,806	305,934
Loans to customers, net		21,908,281	22,024,193
Financial assets available-for-sale		325,209	199,860
Investments in other companies		38,041	32,588
Intangible assets		39,045	29,341
Property and equipment		216,259	219,082
Current tax assets		2,303	679
Deferred tax assets		26,740	30,603
Other assets		547,974	462,185
TOTAL ASSETS		24,685,686	24,350,207
Contingent loans		2,382,653	2,491,879
Total risk-weighted assets		$ 27,068,339	$ 26,842,086